Share-based Payment - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2024 JPY (¥) shares ¥ / shares	Mar. 31, 2023 JPY (¥) ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, issued | shares	0
Restricted stock unit Vesting Period In Share Based Payment Arrangement	30 years
Restricted shares recognized as expenses | ¥	¥ 1,081	¥ 1,438
Weighted average stock price at the date of exercise | ¥ / shares	¥ 6,474	¥ 4,250